UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows used in Operating Activities:
Net loss	$ (10,438)	$ (9,511)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges (Note 5)	3,227	3,444
Loss on sale of vessels (Note 5)	3,435	0
Impairment loss (Note 5)	0	1,087
Compensation cost on restricted stock awards (Note 7(c))	1,389	1,459
Loss on equity method investment (Note 4)	20	15
(Increase) / Decrease in:
Accounts receivable, trade, net	1,260	(795)
Inventories	1,428	(19)
Prepaid expenses and other assets, net	1,056	(352)
Insurance claims	46	989
Increase / (Decrease) in:
Accounts payable, trade and other	(645)	258
Due to related parties	(127)	(75)
Accrued liabilities	(955)	146
Unearned revenue	672	60
Dry-dock costs	(1,439)	(5)
Net cash used in Operating Activities	(1,071)	(3,299)
Cash Flows provided by/(used in) Investing Activities:
Payment for equity method investment (Note 4)	(1,375)	0
Proceeds from sale of vessel, net (Note 5)	22,364	0
Net cash provided by/(used in) Investing Activities	20,989	0
Cash Flows used in Financing Activities:
Payments of issuance costs	(126)	0
Net cash used in Financing Activities	(1,313)	(741)
Net increase/(decrease)increase in cash and cash equivalents	18,605	(4,040)
Cash and cash equivalents at beginning of the period	7,160	14,841
Cash and cash equivalents at end of the period	25,765	10,801
SUPPLEMENTAL CASH FLOW INFORMATION
Series C Preferred Stock dividends declared, not paid (Note 7(c))	(244)	(177)
Deemed dividend upon redemption of Series D Preferred Stock (Note 7(c))	(219)	(2)
Series C Preferred Stock [Member]
Cash Flows used in Financing Activities:
Payments of dividends on Preferred Stock (Note 7(c))	(379)	(260)
Series D Preferred Stock [Member]
Cash Flows used in Financing Activities:
Payments of dividends on Preferred Stock (Note 7(c))	(808)	$ (481)
SUPPLEMENTAL CASH FLOW INFORMATION
Deemed dividend upon redemption of Series D Preferred Stock (Note 7(c))	$ (219)